Leases (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Jan. 01, 2022
Property, Plant and Equipment [Line Items]
Operating Lease, Liability, Statement of Financial Position [Extensible Enumeration]			Liabilities, Current
Operating right-of-use assets		$ 84	$ 170
Operating lease liability			$ 170
Lessee operating lease incremental borrowing yearly rate	5.80%
Decrease in right-of-use assets	$ 84	71
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Lease term of motor vehicles	3 years
Operating lease expense	$ 121	$ 111